Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of accrued expenses

Accrued expenses consisted of the following at

	December 31,	December 31,
	2024	2023
Accrued payables	$2,058,395	$529,267
Employment taxes payable	1,070,456	486,757
Other accrued expenses	(336)	5,225
Total accrued expenses	$3,128,515	$1,021,249